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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21253

The Pennsylvania Avenue Funds
(Exact name of registrant as specified in charter)

4201 Massachusetts Ave NW	Washington, DC	20016

(Address of principal executive offices)		(Zip code)

-
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 364-8395

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2006 to June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

PENNSYLVANIA AVENUE
EVENT-DRIVEN FUND

Investor Class Shares (Symbol: PAEDX)

Adviser Class Shares

The Pennsylvania Avenue Funds
P.O. Box 9543
Washington, DC 20016
1 (888) 642 6393
www.PAFunds.com

Semi-Annual Report
June 30, 2007

Manager's Letter

August 2007

Dear Shareholder,

The Pennsylvania Avenue Event-Driven Fund has returned 6.67% for its Investor Class Shares during the first half of 2007, whereas the S&P Index total return, including dividends, was 6.96% over the same period. The Fund did not employ leverage during the period, and has still not engaged in capital structure arbitrage.

The chart below shows the allocation of assets on June 30th.

Merger activity remained strong for most of the first half of the year, driven by the then easy availability of credit. Record breaking transactions were announced, including the largest buyout of all times, a $45 billion bid for utility firm TXU. However, cracks began to emerge in the credit markets and the stock market experienced a significant correction on February 27 as the impact of the subprime mortgage crisis began to unfold. Because merger activity had been more reliant than ever on benign credit conditions, we began to build up a defensive cash position to protect the Fund from a spread of these credit problems into other areas of the high yield market. At times, cash was as high as 40% of the portfolio during the first half of the year. This high cash position led to a drag on performance, as well as frequent discussions among board members about the tradeoff between exposure to mergers and the associated risks. We also continued to reduce our holdings of proxy fight investments because such positions tend to show a relatively high correlation to the overall market and are even more exposed to the credit markets than many merger arbitrage investments.

The critical question for the second half of the year will be whether any drop of merger activity is temporary or not. In either case, I anticipate that the pattern we saw earlier in the decade will be repeated, where a drop in overall mergers was most pronounced for large multi-billion dollar transactions, whereas the middle market, typically transactions below $1 bn or $500MM, remained mostly unaffected and continued to provide arbitrage opportunities for those small enough to invest in them. Of more immediate concern will be the outcomes of currently announced merger transactions in which we are invested.

The distressed securities market is another area where I would expect to see some activity, albeit not very soon. Currently, the fund has almost no investments in that sector, due to the low level of corporate bankruptcies. With a contraction in credit, it is likely that more companies will declare bankruptcy, and we could potentially find attractive opportunities. However, I do not believe that now is the right time to expand the distressed strategy. Entering this market now is akin to “buying on dips” and that strategy is not going to work when a sudden paradigm shift occurs. I would expect to wait until 2008 to see the emergence of attractive opportunities in this area.

The Fund's net assets have more than doubled during the first half of the year due to strong inflows. Consequently, the Fund decided to retain Mutual Shareholder Services, LLC as its new transfer agent and fund accountant in order to manage the increase in shareholder activity better and provide enhanced services such as online account access (available to investors who hold their investment directly with the Fund). The principals of Mutual Shareholder Services have more than 25 years experience in servicing mutual funds and currently administer over 70 other funds. I look forward to working with them going forward.

I thank you for your continued support and investment in the Fund.

Yours sincerely,

Thomas Kirchner

Please remember that the information contained in this letter is intended for shareholders of the Pennsylvania Avenue Funds. Opinions expressed by the Portfolio Manager should not be construed as statements of facts, and do not necessarily reflect the opinion of all trustees and officers. As the investment environment changes, so could the opinions of the Portfolio Manager. Nothing herein constitutes investment advice. This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospectus.

Asset Allocation and Top 10 Holdings

Asset allocation (% of Net Assets)
Short Term Investments	16.79%
Manufacturing	9.67%
Communications	8.33%
Business Services	8.00%
Electronic & Other Electric Equipment	7.91%
Real Estate Investment Trusts	7.41%
Retail Trade	7.04%
Services	6.93%
Electric, Gas, & Sanitary Services	6.15%
Preferred Stocks	6.10%
Mining	5.73%
Printing & Publishing	4.21%
Finance, Insurance, & Real Estate	2.72%
Chemical & Allied Products	2.57%
Transportation by Air	1.97%
Bonds	0.83%
Depository Institutions	0.00%
Other Assets and Liabilities	-2.35%
Total	100.00%

Top 10 Holdings (% of Net Assets)
Crescent Real Estate Equities Company Pfd A 6.75	3.52%
Aquila Inc.	3.35%
Spirit Finance Corp.	3.25%
Genesco Inc.	3.22%
Peru Copper Inc.	3.14%
Inter-Tel Inc Series A Common	2.94%
SEMCO Energy Inc.	2.71%
Highland Hospitality Pfd A	2.58%
Inforte Corp.	2.56%
Laureate Education Inc.	2.53%
Total	29.81%

Schedule of Investments

June 30, 2007

Common Stocks - 71.21%
Name	Shares	Value

Mining - 5.73%
Hanson plc ADR	800	$86,240
Massey Energy Co	1,500	$39,975
Peru Copper Inc. (*)	25,000	$153,250
Total Mining		279,465

Manufacturing - 9.67%
Castelle (*)	30,000	117,900
Everlast Worldwide Inc. (*)	2,000	64,360
Gencorp Inc (*)	3,600	47,052
Intertape Polymer Group Inc. (*)	20,000	90,000
IOMED Inc. (*)	34,000	90,440
National RV Holdings Inc (*)	10,000	14,600
Titan International Inc.	1,500	47,415
Total Manufacturing		471,767

Chemical & Allied Products - 2.57%
Bradley Pharmaceuticals Inc. (*)	3,900	84,669
Inyx Inc. (*)	13,000	31,720
SkyePharma plc ADR (*)	1,738	8,769
Total Chemical & Allied Products		125,158

Printing & Publishing - 4.21%
CCA Industries Inc	9,000	81,270
Topps Co. Inc.	9,000	94,590
Tribune Co.	1,000	29,400
Total Printing & Publishing		205,260

Transportation by Air - 1.97%
World Air Holdings Inc. (*)	8,000	96,000
Total Transportation by Air		96,000

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2007

Name	Shares	Value
Electronic & Other Electric Equipment - 7.91%
Avaya Inc. (*)	4,000	67,360
Bel Fuse Inc. Class A	600	21,894
Bel Fuse Inc. Class B	2,000	68,060
Cherokee International Corp. (*)	2,000	9,880
Inter-Tel Inc Series A Common	6,000	143,580
Merrimac Industries (*)	350	3,451
Optical Communication Product Inc. (*)	40,000	64,400
Three-Five Systems Inc (*)	80,000	7,200
Total Electronic & Other Electric Equipment		385,825

Communications - 8.33%
Clear Channel Communications Inc.	3,000	113,460
Eschelon Telecom Inc. (*)	2,000	59,200
Moscow CableCom Corp. (*)	5,375	69,069
SEMCO Energy Inc. (*)	17,000	132,090
Warwick Valley Tel	2,500	32,500
Total Communications		406,319

Electric, Gas, & Sanitary Services - 6.15%
Aquila Inc. (*)	40,000	163,600
Keyspan Corp	1,000	41,980
Northwestern Corp	1,700	54,077
TXU Corp.	600	40,380
Total Electric, Gas, & Sanitary Services		300,037

Retail Trade - 7.03%
Back Yard Burgers Inc. (*)	10,193	64,624
Factory Card & Outlet Store Corporation (*)	3,200	34,080
Genesco Inc. (*)	3,000	156,930
Pep Boys-Manny Moe & Jack	900	18,144
Redenvelope Inc (*)	3,000	19,860
Smith & Wollensky Restaurant Group Inc (*)	2,000	21,880
Winn Dixie Stores Inc (*)	944	27,659
Total Retail Trade		343,177

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2007

Name	Shares	Value
Finance, Insurance, & Real Estate - 2.72%
PDS Financial Corp (*)	4,000	1,807
PHH Corp. (*)	2,000	62,420
PXRE Group Ltd (*)	10,000	46,400
Sobieski Bancorp Inc (*)	700	722
Wilshire Enterprise Inc (*)	4,060	21,965
Total Finance, Insurance, & Real Estate		133,314

Services - 6.93%
Harrahs Entertainment Inc	500	42,630
Image Entertainment Inc. (*)	25,003	108,513
Laureate Education Inc. (*)	2,000	123,320
Mac-Gray Corp. (*)	1,000	15,300
National Home Health Care Corp	3,819	48,196
Total Services		337,959

Business Services - 8.%
Acxiom Co	4,000	105,800
Inforte Corp. (*)	30,000	125,100
InfoUSA Inc	3,976	40,635
Interpool Inc	2,600	69,914
iPass Inc (*)	4,000	21,680
Midway Games Inc (*)	2,000	12,720
TNS Inc.	1,000	14,410
Total Business Services		390,259

Total Common Stocks (Cost $1,194)		3,473,817

Real Estate Investment Trusts - 7.41%
Name	Shares	Value
Fieldstone Investment Corp.	30,000	109,200
National Health Realty Inc.	3,971	93,557
Spirit Finance Corp.	10,900	158,704
Total Real Estate Investment Trusts (Cost $157,052)		361,461

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2007

Escrowed Rights - 0.00%
Name	Shares	Value
Mirant Corp ESCROW (*)	20,000	-
Pelican Financial Inc ESCROW (*)	2,100	-
Petrocorp Inc ESCROW (*)	200	-
Winn-Dixie Stores Inc. ESCROW (*)	50,000	-
Total Escrowed Rights (Cost $0)		-

Preferred Stocks - 6.10%
Name	Shares	Value
Crescent Real Estate Equities Company Pfd A 6.75	6,905	171,658
Highland Hospitality Pfd A	5,025	125,776
Total Preferred Stocks (Cost $296,140)		297,434

Bonds - 0.83%
Name	Princ. Amt.	Value
Federal Mogul NT (Dflt) 8.80% 4-15-07	35,000	36,206
UAL EETC Ser. 00-2 7.811% 12/2011 (*)	3,928	4,492
Total Bonds (Cost $9,381)		40,697

Short-Term Investments - 16.72%
Name	Shares	Value
Cash	3,460	3,460
Huntington Money Market Fund IV	815,444	815,444
Total Short Term Investments (Cost $818,905)		818,905

Total Investments - 102.34%		4,992,314

Other Assets and Liabilities: -2.34%		(114,007)

Net Assets - 100.00%		$4,878,307

(*) Non-income producing security during the period

See accompanying notes to financial statements.

Statement of Assets and Liabilities

June 30, 2007

Assets
	Investments in securities, at value
	Acquisition cost - $4,969,713
	At value (note 1)	$4,989,575
	Cash	3,460
	Receivable interest	4,728
	Receivable dividends	3,886
	Prepaid expenses	12,737
	Total Assets	5,014,388

Liabilities
	Payable for investment securities purchased	117,668
	Payable to advisor	5,397
	Accrued expenses	13,061
	Total Liabilities	136,126

Net Assets		$4,878,262
Net Assets	Consist Of:
	Paid in capital	4,651,955
	Undistributed net realized gains	173,700
	Undistributed net realized investment income	32,745
	Net unrealized appreciation of investments	19,862
		$ 4,878,262

Shares Outstanding (Investor Class)		346,417

NAV (Investor Class)		$ 14.08

No shares in the Advisor Class were outstanding on June 30, 2007.

See accompanying notes to financial statements.

Statement of Operations

For The Period Ended June 30, 2007

Investment Income
Dividends	$ 36,209
Interest	17,694
Total Income	53,903

Expenses
Custody fees	2,614
Audit fees	12,438
Management fees	14,902
Distribution and servicing fees	2,755
Registration fees	5,075
Fund/SERV related charges	1,284
Insurance	322
Printing	1,124
Other	1,125
Total Expenses	41,639
Less expense reimbursement from Adviser	(20,481)
Net expenses	21,158

Net Investment Income	32,745

Realized And Unrealized Gains (Loss) On Investments

Net realized capital gains	173,700
Net change in unrealized appreciation on investments	(28,717)

Net realized and unrealized Gains On Investments	144,983

Net Increase In Net Assets Resulting From Operations	$ 177,728

See accompanying notes to financial statements.

Statements of Changes in Net Assets

From Operations	For The Period Ended June 30, 2007	For The Year Ended December 31, 2006
Net investment income	$ 32,745	$ 8,943
Net realized gains	173,700	145,188
Net change in unrealized appreciation on investments	(28,717)	(13,359)

Net Increase In Net Assets Resulting From Operations	177,728	140,772

From Capital Share Transactions
Proceeds from shares sold	3,127,047	1,064,408
Proceeds from shares issued in reinvestment of dividends	-	143,609
Payments for shares redeemed	(212,853)	(69,946)
Net Increase In Net Assets From Capital Share Transactions	2,914,194	1,138,071

Distributions To Shareholders	-	(154,089)

Total Increase	3,091,922	1,124,754

Net Assets
Beginning of Period	1,786,340	661,586
End of Period, including undistributed net investment income of $ 32,745 and $ -	$ 4,878,262	$ 1,786,340

The above represents assets of Investor Class shares. Since inception, no shares in the Advisor Class have been issued.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

Capital Share Activity	For The Period Ended June 30, 2007	For The Year Ended December 31, 2006

Sold	226,549	78,610
Reinvested dividend	-	10,871
Redeemed	(15,470)	(5,097)
Net Change In Shares Outstanding	211,079	84,384
Shares Outstanding At Beginning of Period	135,337	50,953
Shares Outstanding At End of Period	346,417	135,337

The above represents Investor Class shares. Since inception, no shares in the Advisor Class have been issued.

See accompanying notes to financial statements.

Financial Highlights

For a share of beneficial interest outstanding throughout the period

Portfolio turnover rate (**)	Ratio of net investment income (loss) to average net assets	Expense ratio, before reimbursement (**)	Expense ratio, after reimbursement (**)	Net assets at end of Period	Ratios and Supplemental Data:	Total Return (b)	Total Net Asset Value At End of Period	Tax return of capital	Less Distributions	Total Income From Investment Operations	Net Realized and Unrealized Gains on Investments	Net Investment Income (Loss) (a)	Income from Investment Operations	Net Asset Value At Beginning of Period	Per Share Data
172.23%	1.10%	2.90%	1.50%	$ 4,878,262		6.67%	$ 14.08	-	-	0.88	0.72	0.16		$ 13.20	Period ended June 30, 2007 (unaudited)
169.02%	0.63%	2.84%	1.50%	$ 1,786,340		11.23%	$ 13.20	-	(1.24)	1.46	1.36	0.10		$ 12.98	Year ended December 31, 2006
144.46%	(0.44%)	5.09%	1.50%	$661,586		12.43%	$ 12.98	(0.06)	(0.46)	1.49	1.55	(0.06)		$ 12.01	Year ended December 31, 2005
177.06%	(0.55%)	9.08%	1.50%	$375,993		26.85%	$ 12.01	(0.10)	(1.26)	2.83	2.87	(0.04)		$ 10.54	Year ended December 31, 2004
31.51%	0.21%	7.55%	1.50%	$107,434		3.84%	$ 10.54	-	(0.35)	0.40	0.40	-		$10.49	December 31, 2003*

(*) For the period from November 21, 2003 (effective registration date) to December 31, 2003.

(**) annualized

(a) Net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b) Total return assumes reinvestment of dividends.

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the “Fund”) is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds (“The Trust”) is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two classes of shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund’s investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through June 30, 2007, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Security Valuations: Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities

Notes to Financial Statements (continued)

June 30, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund also intends to distribute substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT

During the period, the Fund had an agreement with Pennsylvania Avenue Advisers LLC (“the Advisor”), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. During the period, the Advisor also served as transfer agent to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the

Notes to Financial Statements (continued)

June 30, 2007

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT (continued)

Fund’s average daily net assets at the annual rate of 1.00% of the Fund’s first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $14,902 accrued to the Advisor during the period ended June 30, 2007. Mutual Shareholder Services, LLC, took over the function of transfer agent to the Fund after the end of the period covered by this report.

Under the terms of the agreement if the aggregate expenses of the Fund are equal to or greater than 1.50% and 1.75% of the Fund’s net assets for the Investor Class and the Adviser Class, respectively, the Adviser will reimburse the Fund for these expenses. During the period, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $20,481.

The Advisor also receives compensation of a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.10% of the Fund’s assets exceeding $5,000,000 for its services as transfer agent for the Fund. No payments were made or accrued under the transfer agent agreement. The Advisor does not receive compensation for its services as the Fund’s administrator.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $2,740 were paid or accrued during the period. No expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

3. INVESTMENTS

For the period ended June 30, 2007, purchases and sales, including proceeds from mergers and tender offers, of investment securities other than short-term investments aggregated $4,785,620 and $2,534,775, respectively. On June 30, 2007, the gross unrealized appreciation of all securities totaled $320,651, and the gross unrealized depreciation of all securities totaled $146,176, for a net unrealized appreciation of $174,475. The aggregate cost of securities for federal income tax purposes on June 30, 2007 was $4,969,714, including the cost of short-term investments.

4. FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Notes to Financial Statements (continued)

June 30, 2007

4. FEDERAL INCOME TAXES (continued)

The tax character of distributions paid during the year ended December 31, 2006 and 2005 is as follows:

	2006	2005
Ordinary income	$ 119,145	$18,905
Long-term capital gain	34,944	3,620
Tax return of capital	-	3,255

In 2004, the Fund included in dividend income for federal income tax purposes and for book purposes a deferred cash payment resulting from a merger of one the portfolio holdings in the amount of $6,000. In each of 2005 and 2006, $2,000 were included in the Fund's income tax-free, and a balance of $2,000 of that amount remains available toward future distributions on that security.

5. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires the that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

Expense Example

We believe that it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The table on the next page illustrates the Fund's costs in two ways:

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. Therefore, your expenses would increase by this amount, and your ending account value would decrease by the same amount. You should check with your tax adviser if you can deduct this fee from your taxable income.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. The effect of this additional fee would increase your expenses by this amount, and your ending account value would decrease by the same amount.

Expense Example (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class Shares

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period * January 1 to June 30, 2007
Actual	$1,000.00	$1,066.67	$7.64
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.46

* Expenses are equal to the Fund’s Investor Class annualized expense ratio of 1.50% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).

Adviser Class Shares

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period * January 1 to June 30, 2007
Actual	$1,000.00	$1,064.17	$8.91
Hypothetical (5% return before expenses)	$1,000.00	$1,015.94	$8.70

* Expenses are equal to the Fund’s annualized Adviser Class expense ratio of 1.75% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period).

Additional Information

Availability of Quarterly Filings of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; (ii) on the Fund’s website at http://www.PAFunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; or on or through the Fund’s website at http://www.PAFunds.com; and (ii) on the Commission’s website at http://www.sec.gov.

Board of Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees, and is available without charge, by calling 1-888-642-6393. Each Trustee may be contacted by writing to the trustee c/o Pennsylvania Avenue Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Name and Address	Position	Since	Principal Occupation During The Past Five Years	Other Directorships Held By Trustee
Thomas Kirchner, CFA* 4201 Massachusetts Avenue NW Washington, DC 20016 Age: 38	President	2002	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).	FalconTarget Inc.
Richard Holly, CFA 3601 Connecticut Ave NW Washington, DC 20008 Age: 41	Trustee	2003	Assistant Ready Mix Controller, (2006-2007) and Senior Financial Analyst, Lafarge North America (2003-2006); Consultant, Account-emps (2002 - 2003); Controller, Engelhard-Clal (1998-2002).	None
Gale Witoonchatree 184 Clinton Street Brooklyn, NY 11201 Age: 35	Trustee	2002	Senior Associate, Deloitte & Touche (since 2006); Associate, KPMG LLP (2004-2005); Financial Engineer, Fannie Mae (2000-2004); GSUSE LLC, Analyst (1998-2000);	None
Sherry Russell 9111 Wire Avenue Silver Spring, MD 20901 Age: 35		2006	Independent Financial Consultant (2005-Present); Senior Loan Officer, Nationwide Home Mortgage (2003-2004); President, Naxos Technology Inc. (2001-2002);	None

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

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Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 that covered the President throughout the period of this report. This Code of Ethics has been filed with the Commission previously. A copy of this Code of Ethics may be obtained from the Fund upon request without charge. During the year, no changes were made to the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Fund is small and was incepted only recently. The current principal executive officer has prepared all financial documents issued by the Fund. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfaction with the reports he has received. This is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances. Should the Fund exceed 10 million in total assets the need for an Audit Committee and an Audit Committee Financial Expert will be reassessed.

Item 4. Principal Accountant Fees and Services.

Audit Fees
All audit fees were borne by the Adviser prior to the Fund's effectiveness. In 2004, the Fund's auditors billed $5,259, which was paid by the Fund's Adviser on behalf of the Fund. In 2005, $7,782 audit fees were paid by the Adviser on behalf of the Fund. In 2006, $8,892 audit fees were paid by the Adviser on behalf of the Fund. In 2007, a total of $12,438 audit fees were accrued by the fund or paid by the Adviser on behalf of the Fund.

Audit-Related Fees
None.

Tax Fees
None.

All Other Fees
None.

Item 5.  Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

A schedule of investments is included in the annual report filed herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Thomas Kirchner is the president and portfolio manager of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also managing member and owner of the Investment Adviser, Pennsylvania Avenue Advisers LLC, that provides the functions of Transfer Agent and Administrator currently "pro bono" to the Fund. All securities are held by the Fund's custodian. Auditors have reviewed the Internal Control exercised by the Fund and found it to be satisfactory.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) The certification pursuant to section 906 is attached as an exhibit hereto.

CERTIFICATIONS

I, Thomas Kirchner, certify that:

1. I have reviewed this report on Form N-CSRS of The Pennsylvania Avenue Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 5, 2007

/s/Thomas Kirchner

Thomas Kirchner

President

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ THOMAS KIRCHNER	Thomas Kirchner, President

Date	09/05/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ THOMAS KIRCHNER	Thomas Kirchner, President

Date	09/05/07
* Print the name and title of each signing officer under his or her signature.